Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and liabilities held for sale [Line Items]
Asset held for sale	₩ 112,500	₩ 72,780
Property plant and equipment	35,206,248	31,781,196	₩ 29,596,698
Impairment loss	275,846	213,183	₩ 311,520
Synthetic Natural Gas [member]
Assets and liabilities held for sale [Line Items]
Property plant and equipment	706
Compania Siderurgica do Pecem [member]
Assets and liabilities held for sale [Line Items]
Impairment loss		160,415
Assets held for sale and related liabilities [member]
Assets and liabilities held for sale [Line Items]
Asset held for sale	141,890
Property plant and equipment	149,612	₩ 10,552
loss from foreign operation	102,470
Assets held for sale and related liabilities [member] | Synthetic Natural Gas [member]
Assets and liabilities held for sale [Line Items]
Property plant and equipment reclassified as held for sale	10,305
Asset held for sale	9,599
Assets held for sale and related liabilities [member] | POSCO Canada Ltd [member]
Assets and liabilities held for sale [Line Items]
Asset held for sale	401,804
Assets held for sale and related liabilities [member] | Compania Siderurgica do Pecem [member]
Assets and liabilities held for sale [Line Items]
loss on disposal of asset held for sale	₩ 103,366